CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Convertible Preferred Shares
Issuance costs	$ 473